LEASES - Lease assets obtained in exchange for lease obligations (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
LEASES
Operating leases	¥ 24,918	$ 3,720	¥ 28,496	$ 4,006	¥ 45,003
Finance leases	¥ 124,754	$ 18,625	¥ 124,754